Cover	Feb. 18, 2022
Cover [Abstract]
Entity Registrant Name	ZIVO BIOSCIENCE, INC.
Entity Central Index Key	0001101026
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	false
Document Period End Date	Feb. 18, 2022
Entity Incorporation State Country Code	NV
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-30415
Entity Tax Identification Number	87-0699977
Entity Address Address Line 1	21 East Long Lake Road
Entity Address Address Line 2	Suite 100
Entity Address City Or Town	Bloomfield Hills
Entity Address State Or Province	MI
Entity Address Postal Zip Code	48304
Local Phone Number	452-9866
City Area Code	248
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	ZIVO
Security Exchange Name	NASDAQ
Amendment Description	This Current Report on Form 8-K/A (“Amendment No. 1”) amends the Current Report on Form 8-K filed with the Securities and Exchange Commission on February 25, 2022 (the “Initial Filing”) by Zivo Bioscience, Inc. (the “Company”). This Amendment No. 1 is being filed pursuant to Item 5.02(a)(3)(iii) of Form 8-K in order to file as an exhibit an email received from Andrew Dahl (“Dahl”), a former member of the Board of Directors of the Company (the “Board”), pursuant to the opportunity to respond to the Initial Filing granted to him under Item 5.02(a)(3)(ii) of Form 8-K. The information contained in this Amendment No. 1 supplements the information contained in the Initial Filing.